Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of sales	$ 3,754	$ 3,505
Value added tax (“VAT”) receivable	635	361
Advance payments	414	726
Other current assets	313	263
Total other current assets	$ 5,116	$ 4,855